Other Payables - Summary of Other Payables (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Trade and other current payables [abstract]
Accrued salary and compensation	$ 10,409		$ 10,126
Payables to contractors	2,571		3,015
Accrued compensation to employees and remuneration to directors and supervisors	2,144		1,997
Amounts collected for others	1,596		1,426
Payables to equipment suppliers	1,279		1,154
Accrued maintenance costs	1,061		1,011
Others	6,020		5,708
Total	$ 25,080	$ 816	$ 24,437